Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of the Group's option activities under the 2007 Plan

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)

Outstanding, January 1, 2016	32,037,240	0.30	4.97	308
Granted	610,000	0.56
Forfeited	(5,190,297)	0.34

Outstanding, December 31, 2016	27,456,943	0.30	5.26	308

Vested and expected to vest at December 31, 2016	27,456,943	0.30	5.26	308

Outstanding, January 1, 2017	27,456,943	0.30	5.26	308
Granted	9,085,000	0.70
Forfeited	(8,007,606)	0.04

Outstanding, August 18, 2017	28,534,337	0.48	6.99	-

Vested and expected to vest at August 18, 2017	28,534,337	0.48	6.99	-

Schedule of share based compensation on the original grant-date fair value of the award

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)

Converted under Assumed Options:
Outstanding, August 18, 2017	2,695,194	5.08	6.99	6,561
Granted	180,000	5.30
Forfeited	(49,804)	6.58

Outstanding, December 31, 2017	2,825,390	5.38	6.43	6,860

Vested and expected to vest at December 31, 2017	2,825,390	5.38	6.43	6,860

Outstanding, January 1, 2018	2,825,390	5.38	6.43	6,860
Granted	-	-
Forfeited	(316,585)	3.09

Outstanding, December 31, 2018	2,508,805	5.29	6.01	312

Vested and expected to vest at December 31, 2018	2,508,805	5.29	6.01	312

Schedule of estimated fair value of options
	Year 2016	Year 2017	Year 2018

Risk-free interest rates	1.58%-2.60%	1.06%-2.32%	*
Expected life (years)	10 years	10 years	*
Expected volatility	45%-46%	31.9%-43.9%	*
Expected dividend yield	0%	0%	*
Exercise multiple	2.20	2.20	*
Post-vesting forfeit rate	10%	10%	*
Fair value of underlying ordinary shares	$0.615-$0.697	$7.45	*
Fair value of share option	$0.309-$0.315	$2.34-$7.45	*

Schedule of compensation expense relating to share options granted to employees
	For the years ended December 31,
	2017	2018

Cost of revenues	-	-
Sales and marketing expenses	1,470	359
General and administrative expenses	1,277	254
Research and development expenses	3,143	363

	5,890	976